Employee Information - Summary of Classification of Employee Benefit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit expense
Wages and salaries (including termination costs)	£ 1,258	£ 1,421	£ 1,567
Social security costs	100	112	130
Share-based payment costs	25	37	33
Retirement benefits - defined contribution plans	57	56	57
Retirement benefits - defined benefit plans	13	23	19
Other post-retirement medical benefits	(1)	(12)	(1)
Total	£ 1,452	£ 1,637	£ 1,805